Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 15, 2012
Registrant Name	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	0001533490
Amendment Flag	false
Document Creation Date	Nov. 15, 2012
Document Effective Date	Nov. 15, 2012
Prospectus Date	Jul. 01, 2012